Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2019
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2020
Document Effective Date	Apr. 01, 2020
Prospectus Date	Feb. 28, 2020
Direxion Daily MSCI Brazil Bull 2X Shares | Direxion Daily MSCI Brazil Bull 2X Shares
Prospectus:
Trading Symbol	BRZU
Direxion Daily Russia Bull 2X Shares | Direxion Daily Russia Bull 2X Shares
Prospectus:
Trading Symbol	RUSL
Direxion Daily Energy Bull 2X Shares | Direxion Daily Energy Bull 2X Shares
Prospectus:
Trading Symbol	ERX
Direxion Daily Energy Bear 2X Shares | Direxion Daily Energy Bear 2X Shares
Prospectus:
Trading Symbol	ERY
Direxion Daily Gold Miners Index Bull 2X Shares | Direxion Daily Gold Miners Index Bull 2X Shares
Prospectus:
Trading Symbol	NUGT
Direxion Daily Gold Miners Index Bear 2X Shares | Direxion Daily Gold Miners Index Bear 2X Shares
Prospectus:
Trading Symbol	DUST
DIREXION DAILY JUNIOR GOLD MINERS INDEX BULL 2X SHARES | DIREXION DAILY JUNIOR GOLD MINERS INDEX BULL 2X SHARES
Prospectus:
Trading Symbol	JNUG
DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 2X SHARES | DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 2X SHARES
Prospectus:
Trading Symbol	JDST
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares | Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Prospectus:
Trading Symbol	GUSH
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares | Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Prospectus:
Trading Symbol	DRIP